Organization (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Public per share (in Dollars per share)	$ 4.00
Warrants purchase aggregate			3,164,557
Excercise price			$ 1.75
Description of amount received			gross proceeds of $5.0 million received in March 2023 through the issuance of 3,164,557 shares of the Company's common stock
Net Income (Loss) Attributable to Parent		$ 2,607,927	$ 4,945,139
Offering costs	$ 3,800,000
Cash			$ 2,389,140	$ 2,953,721
Purchase price			$ 1.58
Common Stocks
Shares issued (in Shares)	1,250,000